Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue
Printing	$ 2,894,913	$ 3,227,457
Packaging	9,428,401	5,940,077
Plastic IDs and cards	2,966,374	2,769,085
Licensing and digital solutions	1,825,582	1,446,985
Total revenue	17,115,270	13,383,604
Costs of revenue
Printing	2,014,422	2,928,410
Packaging	7,267,404	4,430,860
Plastic IDs and cards	1,747,766	1,698,439
Licensing and digital solutions	357,596	154,016
Total costs of revenue	11,387,188	9,211,725
Gross profit	5,728,082	4,171,879
Operating expenses:
Selling, general and administrative	8,706,501	7,075,822
Research and development	491,402	285,450
Amortization of intangibles	304,104	284,716
Operating expenses	9,502,007	7,645,988
Operating loss	(3,773,925)	(3,474,109)
Other income (expense):
Change in fair value of derivative liability		360,922
Interest expense	(228,139)	(259,142)
Amortizaton of note discount	(259,816)
Loss before income taxes	(4,261,880)	(3,372,329)
Income tax (benefit) expense, net	18,948	(150,183)
Net loss	(4,280,828)	(3,222,146)
Other comprehensive loss:
Interest rate swap loss	(17,195)	(84,854)
Comprehensive loss	$ (4,298,023)	$ (3,307,000)
Net loss per share -basic and diluted:	$ (0.21)	$ (0.17)
Weighted average common shares outstanding, basic and diluted	20,828,149	19,454,046